INVESTMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
INVESTMENTS
Schedule of condensed financial information of the reporting entity's non-consolidated equity method investments

	Three Months Ended
(In thousands)	March 31, 2015	March 31, 2014
Revenues	$117,641	$112,888
Operating costs and expenses	138,897	110,160

Net earnings (loss)	$(21,256)	$2,728

	December 31, 2014 (Successor)
(In thousands)	NCM	DCIP	Open Road	AC JV	Other	Total
Current assets	$134,900	$53,229	$44,498	$10,993	$11,649	$255,269
Noncurrent assets	546,200	1,044,417	12,260	22,948	25,296	1,651,121
Total assets	681,100	1,097,646	56,758	33,941	36,945	1,906,390
Current liabilities	106,500	24,036	64,080	4,238	3,538	202,392
Noncurrent liabilities	892,000	821,282	22,582	—	—	1,735,864
Total liabilities	998,500	845,318	86,662	4,238	3,538	1,938,256
Stockholders' equity (deficit)	(317,400)	252,328	(29,904)	29,703	33,407	(31,866)
Liabilities and stockholders' equity	681,100	1,097,646	56,758	33,941	36,945	1,906,390

The Company's recorded investment(1)	$265,839	$62,236	$(9,570)	$6,255	$7,680	$332,440

	December 31, 2013 (Successor)
(In thousands)	NCM	DCIP	Open Road	AC JV	Other	Total
Current assets	$141,600	$140,353	$60,431	$806	$14,069	$357,259
Noncurrent assets	557,600	1,124,517	10,341	24,464	24,281	1,741,203
Total assets	699,200	1,264,870	70,772	25,270	38,350	2,098,462
Current liabilities	122,400	34,919	69,530	—	6,301	233,150
Noncurrent liabilities	876,000	1,028,191	15,918	—	—	1,920,109
Total liabilities	998,400	1,063,110	85,448	—	6,301	2,153,259
Stockholders' equity (deficit)	(299,200)	201,760	(14,676)	25,270	32,049	(54,797)
Liabilities and stockholders' equity	699,200	1,264,870	70,772	25,270	38,350	2,098,462

The Company's recorded investment(1)	$272,407	$45,831	$(1,920)	$4,785	$6,807	$327,910

(1)

Certain differences in the Company's recorded investments, and its proportional ownership share resulting from the Merger where the investments were recorded at fair value and are amortized to equity in (earnings) losses of non-consolidated entities over the estimated useful lives the underlying assets and liabilities. Other non-amortizing differences are considered to represent goodwill and are evaluated for impairment annually.

        Condensed financial information of the Company's non-consolidated equity method investments is shown below and amounts are presented under GAAP for the periods of ownership by the Company:

	12 Months Ended December 31, 2014 (Successor)
(In thousands)	NCM	DCIP	Open Road	AC JV	Other	Total
Revenues	$394,000	$170,724	$175,374	$42,102	$26,887	$809,087
Operating costs and expenses	297,700	109,430	190,602	37,669	26,072	661,473

Net earnings (loss)	$96,300	$61,294	$(15,228)	$4,433	$815	$147,614

	12 Months Ended December 31, 2013 (Successor)
(In thousands)	NCM	DCIP	Open Road	AC JV	Other	Total
Revenues	$462,800	$182,659	$140,350	$—	$18,517	$804,326
Operating costs and expenses	299,900	133,700	130,628	—	18,546	582,774

Net earnings (loss)	$162,900	$48,959	$9,722	$—	$(29)	$221,552

	From Inception August 31, 2012 through December 31, 2012 (Successor)
(In thousands)	NCM	DCIP	Open Road	AC JV	Other	Total
Revenues	$178,100	$56,851	$39,701	$—	$9,128	$283,780
Operating costs and expenses	144,000	43,052	61,083	—	11,088	259,223

Net earnings (loss)	$34,100	$13,799	$(21,382)	$—	$(1,960)	$24,557

	March 30, 2012 through August 30, 2012 (Predecessor)
(In thousands)	NCM	DCIP	Open Road	AC JV	Other	Total
Revenues	$231,600	$71,560	$42,563	$—	$14,680	$360,403
Operating costs and expenses	167,900	55,378	55,395	—	14,820	293,493

Net earnings (loss)	$63,700	$16,182	$(12,832)	$—	$(140)	$66,910

Schedule of components of the Company's recorded equity in earnings (losses) of non-consolidated entities

	Three Months Ended
(In thousands)	March 31, 2015	March 31, 2014
National CineMedia, LLC	$(6,639)	$(1,120)
Digital Cinema Implementation Partners, LLC	5,429	3,647
Open Road Releasing, LLC	1,286	(8,080)
AC JV, LLC	1,038	282
Other	210	(113)

The Company's recorded equity in earnings (losses)	$1,324	$(5,384)

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
National CineMedia, LLC	$11,311	$23,196	$4,271	$7,473
Digital Cinema Implementation Partners, LLC	20,929	18,660	4,436	4,941
Open Road Releasing, LLC	(7,650)	4,861	(10,691)	(6,416)
AC JV, LLC	1,470	—	—	—
Other	555	718	(496)	1,547

The Company's recorded equity in earnings (losses)	$26,615	$47,435	$(2,480)	$7,545

Investments
Schedule of changes in the carrying amount of the entity's investment in NCM and equity in earnings of NCM

(In thousands)	Investment in NCM(1)	Exhibitor Services Agreement(2)	Other Comprehensive (Income)	Cash Received	Equity in Losses	Advertising (Revenue)
Ending balance December 31, 2014	$265,839	$(316,815)	$(3,780)
Receipt of common units(3)	6,812	(6,812)	—
Receipt of excess cash distributions	(9,071)	—	—	$9,071	$—	$—
Amortization of deferred revenue	—	3,768	—	—	—	(3,768)
Unrealized gain from cash flow hedge	234	—	(234)	—	—	—
Equity in losses and loss from amortization of basis difference(4)(5)	(6,639)	—	—	—	6,639	—

For the period ended or balance as of March 31, 2015	$257,175	$(319,859)	$(4,014)	$9,071	$6,639	$(3,768)

(1)

After Wanda acquired Holdings on August 30, 2012, the Company's investment in NCM consisted of a single investment tranche (Tranche 1 Investment) consisting of 17,323,782 membership units recorded at fair value (Level 1). Subsequent membership units received as provided under the Common Unit Adjustment Agreement dated as of February 13, 2007, are recorded in a separate tranche, (Tranche 2 Investments).

(2)

Represents the unamortized portion of the Exhibitor Services Agreement ("ESA") with NCM. Such amounts are being amortized to other theatre revenues over the remainder of the 30 year term of the ESA ending in 2036, using a units-of-revenue method, as described in ASC 470-10-35 (formerly EITF 88-18, Sales of Future Revenues).

(3)	In March 2015, the Company received 469,163 membership units recorded at a fair value of $14.52 per unit with a corresponding credit to the ESA.
(4)	Represents percentage ownership of NCM's losses on both Tranche 1 and Tranche 2 Investments.
(5)

Certain differences between the Company's carrying value and the Company's share of NCM's membership equity have been identified and are amortized to equity in earnings over the respective lives of the assets and liabilities.

(In thousands)	Investment in NCM(1)	Exhibitor Services Agreement(2)	Other Comprehensive (Income)	Cash Received	Equity in (Earnings) Losses	Advertising (Revenue)
Ending balance March 29, 2012	$71,517	$(328,442)	$—

Receipt of excess cash distributions	$(1,701)	$—	$—	$6,667	$(4,966)	$—
Change in interest loss	(16)	—	—	—	16	—
Amortization of ESA	—	2,367	—	—	—	(2,367)
Equity in earnings(3)	2,523	—	—	—	(2,523)	—

Ending balance August 30, 2012	$72,323	$(326,075)	$—	$6,667	$(7,473)	$(2,367)

Purchase price fair value adjustment	177,832	3,453	—	—	—	—
Receipt of excess cash distributions	(10,176)	—	—	10,176		—
Amortization of ESA	—	4,468	—	—	—	(4,468)
Unrealized gain	797	—	(797)	—	—	—
Equity in earnings(3)	4,271	—	—	—	(4,271)	—

Ending balance December 31, 2012	$245,047	$(318,154)	$(797)	$10,176	$(4,271)	$(4,468)

Receipt of common units	26,315	(26,315)	—	—	—	—
Receipt of excess cash distributions	(27,453)	—	—	27,453	—	—
Amortization of ESA	—	14,556	—	—	—	(14,556)
Unrealized gain from cash flow hedge	1,485	—	(1,485)	—	—	—
Adjust carrying value of AC JV, LLC(6)	3,817	—	—	—	—	—
Change in interest gain(4)	5,012	—	—	—	(5,012)	—
Equity in earnings(3)	21,149	—	—	—	(21,149)	—
Equity in loss from amortization of basis difference(5)	(2,965)	—	—	—	2,965	—

Ending balance December 31, 2013	$272,407	$(329,913)	$(2,282)	$27,453	$(23,196)	$(14,556)

Receipt of common units	2,137	(2,137)	—	—	—	—
Receipt of excess cash distributions	(21,514)	—	—	21,514	—	—
Amortization of ESA	—	15,235	—	—	—	(15,235)
Unrealized gain from cash flow hedge	1,498	—	(1,498)	—	—	—
Equity in earnings(3)	14,446	—	—	—	(14,446)	—
Equity in loss from amortization of basis difference(5)	(3,135)	—	—	—	3,135	—

Ending balance December 31, 2014	$265,839	$(316,815)	$(3,780)	$21,514	$(11,311)	$(15,235)

(1)

Represents AMC's investment through the date of the Merger on August 30, 2012 in 4,417,042 common membership units received under the Common Unit Adjustment Agreement dated as of February 13, 2007 (Predecessor Tranche 2 Investments). AMC's investment in 12,906,740 common membership units (Predecessor Tranche 1 Investment) was carried at zero cost through the date of the Merger. As of the date of the Merger, the Company's investment in NCM consisted of a single investment tranche (Tranche 1 Investment) of 17,323,782 membership units recorded at fair value (Level 1). As a result of the Rave theatre acquisitions in December of 2012, and as provided under the Common Unit Adjustment Agreement, the Company received 1,728,988 additional NCM common membership units in 2013 valued at $26,315,000 and is recorded in a second tranche, (Tranche 2 Investment). In March 2014, the Company received 141,731 membership units recorded at a fair value of $2,137,000 ($15.08 per unit) with a corresponding credit to the ESA and is recorded as a part of the Tranche 2 Investment.

(2)

Represents the unamortized portion of the ESA with NCM. Such amounts are being amortized to other theatre revenues over the remainder of the 30 year term of the ESA ending in 2036, using a units-of-revenue method, as described in ASC 470-10-35 (formerly EITF 88-18, Sales of Future Revenues). In connection with the Merger on August 30, 2012, the amounts related to the ESA were adjusted to estimated fair value. For further information, see Note 2—Merger.

(3)

Represents equity in earnings on the Predecessor Tranche 2 investments only through August 30, 2012. Subsequent to August 30, 2012, represents percentage of ownership equity in earnings for Successor on both Tranche 1 and Tranche 2 Investments.

(4)

Non-cash gains were recorded in 2013 to adjust the Company's investment balance due to NCM's issuance of 8,688,078 common membership units to other founding members, at a price per share in excess of the Company's average carrying amount per share.

(5)

Certain differences between the Company's carrying value and the Company's share of NCM's membership equity have been identified and are amortized to equity in (earnings) losses in non-consolidated entities over the respective lives of the assets and liabilities.

(6)

On December 26, 2013, NCM spun-off its Fathom Events business to a newly formed limited liability company, AC JV, LLC which is owned 32% by each founding member and 4% by NCM. In consideration for the sale, each of the three founding members issued promissory notes of approximately $8,333,000 to NCM. The Company's share of the gain recorded by NCM, as a result of the spin-off, has been excluded from equity in earnings and has been applied as a reduction in the carrying value of AC JV, LLC investment.

NCM
Investments
Schedule of transactions

(In thousands)	March 31, 2015	December 31, 2014
Due from NCM for on-screen advertising revenue	$1,696	$2,072
Due to NCM for Exhibitor Services Agreement	990	1,784
Promissory note payable to NCM	6,944	6,944

	Three Months Ended
(In thousands)	March 31, 2015	March 31, 2014
Net NCM screen advertising revenues	$8,648	$8,628
NCM beverage advertising expense	2,514	2,909

(In thousands)	December 31, 2014	December 31, 2013
	(Successor)	(Successor)
Due from NCM for on-screen advertising revenue	$2,072	$2,226
Due to NCM for Exhibitor Services Agreement	1,784	2,429
Promissory note payable to NCM	6,944	8,333

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Net NCM screen advertising revenues	$34,523	$33,790	$11,086	$11,731
NCM beverage advertising expense	12,226	13,809	4,197	6,326

DCIP
Investments
Schedule of transactions

(In thousands)	March 31, 2015	December 31, 2014
Due from DCIP for equipment and warranty purchases	$1,200	$1,048
Deferred rent liability for digital projectors	8,954	9,031

	Three Months Ended
(In thousands)	March 31, 2015	March 31, 2014
Digital equipment rental expense (continuing operations)	$1,294	$2,917

(In thousands)	December 31, 2014	December 31, 2013
	(Successor)	(Successor)
Due from DCIP for equipment and warranty purchases	$1,048	$663
Deferred rent liability for digital projectors	9,031	7,747

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Digital equipment rental expense (continuing operations)	$6,639	$11,077	$3,338	$3,624

Open Road Releasing, LLC, operator of ORF
Investments
Schedule of transactions

(In thousands)	March 31, 2015	December 31, 2014
Due from Open Road Films	$1,041	$2,560
Film rent payable to Open Road Films	808	709

	Three Months Ended
(In thousands)	March 31, 2015	March 31, 2014
Gross film exhibition cost on Open Road Films	$1,400	$5,700

(In thousands)	December 31, 2014	December 31, 2013
	(Successor)	(Successor)
Due from Open Road Films	$2,560	$2,658
Film rent payable to Open Road Films	709	1,959

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Gross film exhibition cost on Open Road Films	$13,300	$12,700	$5,500	$1,550

ACJV LLC
Investments
Schedule of transactions

(In thousands)	March 31, 2015	December 31, 2014
Due to AC JV for Fathom Events programming	$1,443	$333

	Three Months Ended
(In thousands)	March 31, 2015	March 31, 2014
Gross exhibition cost on Fathom Events programming	$2,586	$956

(In thousands)	December 31, 2014	December 31, 2013
	(Successor)	(Successor)
Due to AC JV for Fathom Events programming	$333	$—

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Gross exhibition cost on Fathom Events programming	$6,898	$—	$—	$—